Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI CATHOLIC VALUES TRUST
Entity Central Index Key	0001627853
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000152590
Shareholder Report [Line Items]
Fund Name	Catholic Values Equity Fund
Class Name	Class F
Trading Symbol	CAVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Catholic Values Equity Fund (the "Fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class F Shares	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
AssetsNet	$ 374,020,852
Holdings Count | Holding	945
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$374,020,852	945	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.6%
Real Estate	2.3%
Utilities	2.5%
Materials	3.9%
Energy	3.9%
Communication Services	7.1%
Consumer Staples	7.4%
Health Care	8.7%
Consumer Discretionary	9.7%
Industrials	13.7%
Financials	15.4%
Information Technology	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	3.7%
Apple Inc	3.1%
NVIDIA Corp	2.5%
Broadcom Inc	1.4%
Amazon.com Inc	1.3%
Meta Platforms Inc, Cl A	1.1%
Visa Inc, Cl A	1.1%
JPMorgan Chase & Co	0.8%
Alphabet Inc, Cl C	0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000152591
Shareholder Report [Line Items]
Fund Name	Catholic Values Equity Fund
Class Name	Class Y
Trading Symbol	CAVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Catholic Values Equity Fund (the "Fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class Y Shares	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 374,020,852
Holdings Count | Holding	945
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$374,020,852	945	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.6%
Real Estate	2.3%
Utilities	2.5%
Materials	3.9%
Energy	3.9%
Communication Services	7.1%
Consumer Staples	7.4%
Health Care	8.7%
Consumer Discretionary	9.7%
Industrials	13.7%
Financials	15.4%
Information Technology	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	3.7%
Apple Inc	3.1%
NVIDIA Corp	2.5%
Broadcom Inc	1.4%
Amazon.com Inc	1.3%
Meta Platforms Inc, Cl A	1.1%
Visa Inc, Cl A	1.1%
JPMorgan Chase & Co	0.8%
Alphabet Inc, Cl C	0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000152592
Shareholder Report [Line Items]
Fund Name	Catholic Values Fixed Income Fund
Class Name	Class F
Trading Symbol	CFVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Catholic Values Fixed Income Fund (the "Fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class F Shares	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 217,483,901
Holdings Count | Holding	1,329
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$217,483,901	1,329	27%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.2%
Consumer Staples	0.4%
Materials	0.5%
Sovereign Debt	0.5%
Municipal Bonds	0.7%
Real Estate	0.7%
Loan Participations	0.9%
Health Care	0.9%
Information Technology	1.1%
Cash Equivalent	1.2%
Consumer Discretionary	2.3%
Utilities	2.4%
Industrials	2.6%
Communication Services	2.8%
Energy	3.8%
Asset-Backed Securities	8.7%
Financials	10.4%
U.S. Treasury Obligations	24.8%
Mortgage-Backed Securities	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.375%	08/15/43	2.1%
U.S. Treasury Bonds	3.625%	05/15/53	1.9%
U.S. Treasury Notes	4.000%	01/31/29	1.4%
U.S. Treasury Bonds	3.875%	05/15/43	1.4%
U.S. Treasury Notes	1.250%	11/30/26	1.3%
U.S. Treasury Notes	3.375%	05/15/33	1.3%
U.S. Treasury Notes	4.625%	04/30/29	1.1%
U.S. Treasury Bonds	4.750%	11/15/53	1.0%
U.S. Treasury Notes	2.000%	11/15/26	1.0%
U.S. Treasury Bonds	4.750%	11/15/43	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000152593
Shareholder Report [Line Items]
Fund Name	Catholic Values Fixed Income Fund
Class Name	Class Y
Trading Symbol	CFVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Catholic Values Fixed Income Fund (the "Fund") for the period from March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class Y Shares	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 217,483,901
Holdings Count | Holding	1,329
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$217,483,901	1,329	27%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.2%
Consumer Staples	0.4%
Materials	0.5%
Sovereign Debt	0.5%
Municipal Bonds	0.7%
Real Estate	0.7%
Loan Participations	0.9%
Health Care	0.9%
Information Technology	1.1%
Cash Equivalent	1.2%
Consumer Discretionary	2.3%
Utilities	2.4%
Industrials	2.6%
Communication Services	2.8%
Energy	3.8%
Asset-Backed Securities	8.7%
Financials	10.4%
U.S. Treasury Obligations	24.8%
Mortgage-Backed Securities	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.375%	08/15/43	2.1%
U.S. Treasury Bonds	3.625%	05/15/53	1.9%
U.S. Treasury Notes	4.000%	01/31/29	1.4%
U.S. Treasury Bonds	3.875%	05/15/43	1.4%
U.S. Treasury Notes	1.250%	11/30/26	1.3%
U.S. Treasury Notes	3.375%	05/15/33	1.3%
U.S. Treasury Notes	4.625%	04/30/29	1.1%
U.S. Treasury Bonds	4.750%	11/15/53	1.0%
U.S. Treasury Notes	2.000%	11/15/26	1.0%
U.S. Treasury Bonds	4.750%	11/15/43	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.